JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.5%
Alternative Assets — 3.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	4,445	55,296
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	6,329	72,596
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	3,802	37,872

Total Alternative Assets		165,764

Fixed Income — 45.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	83,685	1,040,206
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	53,131	467,556
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,893	45,850
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	3,853	33,095
JPMorgan High Yield Fund Class R6 Shares (a)	20,322	138,391
JPMorgan Income Fund Class R6 Shares (a)	23,987	220,918
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,102	64,498
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	20,757	211,518

Total Fixed Income		2,222,032

International Equity — 13.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,403	123,198
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,742	83,182
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,217	74,858
JPMorgan International Equity Fund Class R6 Shares (a)	4,455	78,043
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	17,108	285,708

Total International Equity		644,989

U.S. Equity — 36.4%
JPMorgan Equity Income Fund Class R6 Shares (a)	8,257	144,992
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	2,591	164,581
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	4,340	255,915
JPMorgan Large Cap Value Fund Class R6 Shares (a)	9,687	127,188
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	18,502	163,006
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	1,017	49,388
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	360	20,413
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,041	41,372
JPMorgan U.S. Equity Fund Class R6 Shares (a)	25,061	447,831
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,427	216,358
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,726	144,699

Total U.S. Equity		1,775,743

TOTAL INVESTMENT COMPANIES (Cost $3,949,044)		4,808,528

SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a)(b) (Cost $74,606)	74,606	74,606

Total Investments — 100.0% (Cost $4,023,650)		4,883,134
Liabilities in Excess of Other Assets — 0.0% (c)		(2,277)

Net Assets — 100.0%		4,880,857

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,883,134	$—	$—	$4,883,134

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,016,902	$19,285	$—	$—	$4,019	$1,040,206	83,685	$6,150	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	460,270	3,066	—	—	4,220	467,556	53,131	3,065	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	44,506	414	—	—	930	45,850	5,893	414	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	113,205	—	5,839	923	14,909	123,198	3,403	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	75,736	—	—	—	7,446	83,182	4,742	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	134,748	1,771	—	—	8,473	144,992	8,257	771	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	72,638	—	—	—	2,220	74,858	3,217	—	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	67,191	474	35,753	(3,901)	5,084	33,095	3,853	474	—
JPMorgan High Yield Fund Class R6 Shares (a)	123,852	10,856	—	—	3,683	138,391	20,322	1,534	—
JPMorgan Income Fund Class R6 Shares (a)	206,297	10,971	—	—	3,650	220,918	23,987	2,747	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	63,174	414	—	—	910	64,498	6,102	414	—
JPMorgan International Equity Fund Class R6 Shares (a)	72,965	—	—	—	5,078	78,043	4,455	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	276,983	—	—	—	8,725	285,708	17,108	—	—
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	157,349	—	8,420	5,892	9,760	164,581	2,591	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	264,075	—	51,486	13,284	30,042	255,915	4,340	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	116,791	4,894	—	—	5,503	127,188	9,687	441	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	203,010	7,698	—	—	810	211,518	20,757	774	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	157,086	—	—	—	5,920	163,006	18,502	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	46,588	—	1,992	496	4,296	49,388	1,017	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	—	56,479	—	—	(1,183)	55,296	4,445	212	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,408	—	—	—	1,005	20,413	360	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	40,527	133	—	—	712	41,372	2,041	133	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	71,761	204	—	—	631	72,596	6,329	204	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	417,080	1,172	9,923	3,347	36,155	447,831	25,061	1,172	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a)(b)	85,748	40,495	51,637	—	—	74,606	74,606	18	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	198,019	1,200	—	—	17,139	216,358	7,427	1,199	—
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	37,161	220	—	—	491	37,872	3,802	219	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	125,287	15,994	—	—	3,418	144,699	4,726	—	—

Total	$4,668,357	$175,740	$165,050	$20,041	$184,046	$4,883,134		$19,941	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.